EQ/Large Cap Value PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

Expense Example - EQ/Large Cap Value PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	93	290	504	1,120
Class IB Shares	93	290	504	1,120